Financial assets at fair value through profit or loss - Additional information (Details) - Credit Derivative [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Notional value of related credit derivatives	€ 2,640	€ 1,077
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	(69)	(16)
Change in fair value of the credit derivatives for the current year	€ (53)	€ (45)